Operations (Tables)	12 Months Ended
Jun. 30, 2019
Operations [Abstract]
Schedule of estimated fair value of the assets and liabilities
	Book value	Effect of fair value measurement	Fair value
Assets
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	-
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344
	134,446	11,502	145,948
Liabilities
Trade payables, current and deferred taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
	18,968	6,404	25,372
Total	115,478	5,098	120,576